SCHEDULE OF RESTRICTED STOCK ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Stock, Exercised	9,030	19,329
Number of Restricted Stock, Exercised	(9,030)	(19,329)
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Stock, Balance Beginning	7,356
Weighted-Average Fair Value of Restricted Stock, Balance Beginning	$ 93.61
Number of Restricted Stock, Shares of restricted stock granted	4,501	7,131	451
Weighted-Average Fair Value of Restricted Stock, Shares of restricted stock granted	$ 51.40	$ 31.64	$ 1,560
Number of Restricted Stock, Exercised			131
Weighted-Average Fair Value of Restricted Stock, Exercised			$ 3,340
Number of Restricted Stock, Cancelled		37	121
Weighted-Average Fair Value of Restricted Stock, Cancelled/expired		$ 1,200	$ 1,900
Number of Restricted Stock, Balance Ending	11,857	7,356
Weighted-Average Fair Value of Restricted Stock, Balance Ending	$ 77.59	$ 93.61
Number of Restricted Stock, Balance Beginning	7,356	262	63
Weighted-Average Fair Value of Restricted Stock, Balance Beginning	$ 93.61	$ 1,931	$ 7,400
Number of Restricted Stock, Exercised			(131)
Number of Restricted Stock, Cancelled		(37)	(121)
Number of Restricted Stock, Balance Ending		7,356	262
Weighted-Average Fair Value of Restricted Stock, Balance Ending		$ 93.61	$ 1,931